Commitment and Contingencies	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 18 – COMMITMENT AND CONTINGENCIES

As of September 30, 2022, the Company had the following capital commitments under non-cancelable agreements:

Future payments	Capital commitments
October 2022 to September 2023	$323,086
October 2023 to September 2024	7,301,011
October 2024 to September 2025	-
October 2025 to September 2026	-
October 2026 to September 2027	-
Thereafter	-
Total	$7,624,098

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of September 30, 2022 and 2021, the Company had no pending legal proceedings outstanding.